UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 87.31%
Ambulatory Health Care Services - 0.99%
DaVita Healthcare Partners, Inc. (a)	16,000	$961,035	$1,170,240
Amusement, Gambling, and Recreation Industries - 2.93%
Las Vegas Sands Corp.	13,000	$1,041,077	$808,730
The Walt Disney Co.	30,000	1,453,852	2,670,900
		$2,494,929	$3,479,630
Beverage and Tobacco Product Manufacturing - 3.78%
Altria Group, Inc.	35,000	$823,041	$1,607,900
PepsiCo, Inc.	13,000	632,331	1,210,170
Philip Morris International, Inc.	20,000	782,617	1,668,000
		$2,237,989	$4,486,070
Broadcasting (except Internet) - 4.27%
Comcast Corp. - Class A Special Common Stock	30,000	$1,381,050	$1,605,000
DIRECTV (a)	40,000	1,657,230	3,460,800
		$3,038,280	$5,065,800
Chemical Manufacturing - 7.36%
Actavis Plc (a)	15,000	$2,160,150	$3,619,200
Ecolab, Inc.	10,000	891,864	1,148,300
Gilead Sciences, Inc. (a)	13,000	1,054,391	1,383,850
Johnson & Johnson	10,000	866,300	1,065,900
Perrigo Company Plc	10,000	1,469,667	1,501,900
		$6,442,372	$8,719,150
Computer and Electronic Product Manufacturing - 8.47%
Apple, Inc.	70,000	$1,181,978	$7,052,500
QUALCOMM, Inc.	40,000	1,687,005	2,990,800
		$2,868,983	$10,043,300
Couriers and Messengers - 0.83%
United Parcel Service, Inc. - Class B	10,000	$671,348	$982,900
Credit Intermediation and Related Activities - 7.77%
Capital One Financial Corp.	50,000	$1,579,085	$4,081,000
JPMorgan Chase & Co.	25,000	1,383,242	1,506,000
Wells Fargo & Co.	70,000	1,821,948	3,630,900
		$4,784,275	$9,217,900
Food Services and Drinking Places - 2.39%
McDonald's Corp.	18,000	$1,409,408	$1,706,580
Starbucks Corp.	15,000	561,001	1,131,900
		$1,970,409	$2,838,480
Health and Personal Care Stores - 2.86%
Express Scripts Holding Co. (a)	48,000	$1,210,860	$3,390,240
Heavy and Civil Engineering Construction - 1.61%
Chicago Bridge & Iron Co. N. V.	33,000	$1,219,884	$1,909,050
Insurance Carriers and Related Activities - 2.33%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$2,762,800
Machinery Manufacturing - 3.15%
Caterpillar, Inc.	10,000	$710,044	$990,300
General Electric Co.	50,000	746,325	1,281,000
Roper Industries, Inc.	10,000	437,286	1,462,900
		$1,893,655	$3,734,200
Nonstore Retailers - 2.70%
Amazon.com, Inc. (a)	3,800	$663,840	$1,225,272
eBay, Inc. (a)	35,000	1,476,391	1,982,050
		$2,140,231	$3,207,322
Oil and Gas Extraction - 4.02%
Anadarko Petroleum Corp.	20,000	$1,335,558	$2,028,800
Apache Corp.	15,000	1,188,510	1,408,050
Continental Resources, Inc. (a)	20,000	1,141,409	1,329,600
		$3,665,477	$4,766,450
Other Information Services - 3.93%
Google, Inc. - Class A (a)	4,000	$847,060	$2,353,640
Google, Inc. - Class C (a)	4,000	844,353	2,309,440
		$1,691,413	$4,663,080

Petroleum and Coal Products Manufacturing - 2.01%
Chevron Corp.	20,000	$1,010,364	$2,386,400
Professional, Scientific, and Technical Services - 14.37%
Biogen Idec, Inc. (a)	2,500	$518,357	$827,025
Celgene Corp. (a)	44,000	1,947,085	4,170,320
Cognizant Technology Solutions Corp. - Class A (a)	20,000	657,113	895,400
MasterCard, Inc.	75,000	1,337,065	5,544,000
Priceline Group, Inc. (a)	3,000	1,696,423	3,475,740
Visa, Inc. - Class A	10,000	745,136	2,133,700
		$6,901,179	$17,046,185
Rail Transportation - 4.75%
Union Pacific Corp.	52,000	$1,674,382	$5,637,840
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.21%
Blackrock, Inc.	8,000	$1,783,768	$2,626,560
T. Rowe Price Group, Inc.	15,000	725,747	1,176,000
		$2,509,515	$3,802,560
Support Activities for Mining - 1.71%
Schlumberger Ltd.	20,000	$1,607,823	$2,033,800
Transportation Equipment Manufacturing - 1.87%
Eaton Corp. Plc	35,000	$1,816,696	$2,217,950

TOTAL COMMON STOCKS		$53,489,748	$103,561,347

EXCHANGE TRADED FUNDS - 8.39%
Funds, Trusts, and Other Financial Vehicles - 8.39%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$5,469,600
iShares Core S&P Small-Cap ETF	35,000	2,407,647	3,650,500
iShares MSCI Emerging Markets ETF	20,000	827,798	831,200

TOTAL EXCHANGE TRADED FUNDS		$6,920,211	$9,951,300

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 0.87%
Broadcasting (except Internet) - 0.19%
Comcast Corp.
6.500%, 01/15/2017	$200,000	$199,592	$223,974
Building Material and Garden Equipment and Supplies Dealers - 0.18%
Home Depot, Inc.
5.400%, 03/01/2016	200,000	$195,233	$213,284
Funds, Trusts, and Other Financial Vehicles - 0.26%
Spectra Energy Capital, LLC
8.000%, 10/01/2019	250,000	$261,794	$309,287
Machinery Manufacturing - 0.24%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	$251,864	$288,729

TOTAL CORPORATE BONDS		$908,483	$1,035,274

	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 3.49%
Mutual Fund - 3.49%
SEI Daily Income Trust Treasury Fund, 0.01% (b)	4,141,545	$4,141,545	$4,141,545

TOTAL SHORT-TERM INVESTMENTS		$4,141,545	$4,141,545

TOTAL INVESTMENTS - 100.06%		$65,459,987	$118,689,466
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%			(67,009)
TOTAL NET ASSETS - 100.00%			$118,622,457

Percentages are stated as a percent of the value of net assets.

(a) Non Income Producing
(b) Variable rate security; the rate shown is the effective date as of September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows:1

Cost of Investments			$65,459,987

Gross unrealized appreciation			53,461,826
Gross unrealized depreciation			(232,347)
Net unrealized appreciation			$53,229,479

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the nine months ended September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. During the nine months ended September 30, 2014, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stock	$103,561,347	$-	$-	$103,561,347
Exchange Traded Funds	9,951,300	-	-	9,951,300
Corporate Bonds	-	1,035,274	-	1,035,274
Short-Term Investments	4,141,545	-	-	4,141,545
Total Investments in Securities	$117,654,192	$1,035,274	$-	$118,689,466

There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title) /s/ Edson L. Bridges III
                                            Edson L. Bridges III, President and
                                            Chief Executive and Investment Officer

Date November  24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* s/ Edson L. Bridges III
                                              Edson L. Bridges III, President and
                                              Chief Executive and Investment Officer

Date November  24, 2014

By (Signature and Title)* /s/ Brian Kirkpatrick
                                             Brian Kirkpatrick, Executive Vice President

Date November  24, 2014

By (Signature and Title)* /s/ Nancy K. Dodge
                                              Nancy K. Dodge, Treasurer and
                                              Chief Compliance Officer

Date November  24, 2014

* Print the name and title of each signing officer under his or her signature.